UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 1.3%
13,300	Northrop Grumman Corp.	$3,996,517

Auto Components: 2.7%
182,091	BorgWarner, Inc.	8,379,828

Banks: 0.4%
17,200	SunTrust Banks, Inc.	1,239,604

Beverages: 1.1%
31,109	PepsiCo, Inc.	3,577,535

Biotechnology: 5.1%
82,712	AbbVie, Inc.	7,628,528
54,211	Celgene Corp. [1]	4,883,869
19,800	Vertex Pharmaceuticals, Inc. [1]	3,465,990
		15,978,387
Building Products: 1.4%
72,000	A.O. Smith Corp. - Class A	4,286,160

Capital Markets: 7.6%
189,346	The Charles Schwab Corp.	9,668,007
7,400	CME Group, Inc. - Class A	1,177,488
20,000	Intercontinental Exchange, Inc.	1,478,200
67,916	Moody's Corp.	11,621,786
		23,945,481
Chemicals: 2.7%
21,200	Air Products & Chemicals, Inc.	3,480,404
18,100	Ecolab, Inc.	2,546,670
21,406	LyondellBasell Industries NV - Class A	2,371,571
		8,398,645
Commercial Services & Supplies: 2.0%
30,500	Cintas Corp.	6,236,640

Communications Equipment: 0.7%
54,000	Cisco Systems, Inc.	2,283,660

Diversified Financial Services: 0.4%
4	Berkshire Hathaway, Inc. - Class A [1]	1,206,200

Electrical Equipment: 1.8%
30,500	Rockwell Automation, Inc.	5,720,580

Equity Real Estate Investment Trusts: 4.4%
58,448	American Tower Corp.	8,664,331
12,142	Equinix, Inc.	5,333,738
		13,998,069

Food & Staples Retailing: 1.9%
26,900	Costco Wholesale Corp.	5,883,299

Health Care Equipment & Supplies: 3.7%
97,556	Abbott Laboratories	6,393,820
2,600	Intuitive Surgical, Inc. [1]	1,321,294
24,300	Stryker Corp.	3,966,975
		11,682,089
Health Care Providers & Services: 1.1%
14,300	UnitedHealth Group, Inc.	3,621,046

Household Products: 1.3%
29,800	The Clorox Co.	4,028,066

Industrial Conglomerates: 2.0%
20,500	Roper Technologies, Inc.	6,188,950

Insurance: 0.4%
20,000	The Progressive Corp.	1,200,200

Internet & Direct Marketing Retail: 6.3%
11,100	Amazon.com, Inc. [1]	19,729,584

Internet Software & Services: 7.1%
8,481	Alphabet, Inc. - Class A [1]	10,408,053
8,313	Alphabet, Inc. - Class C [1]	10,119,082
10,000	Facebook, Inc. - Class A [1]	1,725,800
		22,252,935
IT Services: 9.4%
123,560	Cognizant Technology Solutions Corp. - Class A	10,070,140
28,000	PayPal Holdings, Inc. [1]	2,299,920
126,240	Visa, Inc. - Class A	17,262,058
		29,632,118
Life Sciences Tools & Services: 0.7%
9,900	Thermo Fisher Scientific, Inc.	2,321,847

Machinery: 1.5%
33,600	Illinois Tool Works, Inc.	4,815,888

Oil, Gas & Consumable Fuels: 1.2%
29,700	Chevron Corp.	3,750,219

Personal Products: 1.6%
36,400	Estée Lauder Companies, Inc. - Class A	4,911,816

Pharmaceuticals: 0.8%
29,000	Zoetis, Inc.	2,507,920

Professional Services: 2.5%
71,840	Verisk Analytics, Inc. [1]	7,946,941

Road & Rail: 1.7%
60,000	Canadian National Railway Co.	5,349,000

Semiconductors & Semiconductor Equipment: 2.2%
18,600	Analog Devices, Inc.	1,788,204
54,548	Skyworks Solutions, Inc.	5,159,150
		6,947,354
Software: 10.1%
62,152	Adobe Systems, Inc. [1]	15,207,351
15,412	Citrix Systems, Inc. [1]	1,694,858
141,151	Microsoft Corp.	14,973,298
		31,875,507
Specialty Retail: 4.6%
51,695	The Home Depot, Inc.	10,210,796
42,800	The TJX Companies, Inc.	4,162,728
		14,373,524
Technology Hardware, Storage & Peripherals: 6.6%
94,050	Apple, Inc.	17,896,774
41,867	Western Digital Corp.	2,936,970
		20,833,744
Textiles, Apparel & Luxury Goods: 1.3%
44,000	V.F. Corp.	4,051,080

TOTAL COMMON STOCKS
(Cost $167,657,361)		313,150,433

SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
1,173,789	First American Treasury Obligations Fund - Institutional Class, 1.794% [2]	1,173,789
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,173,789)		1,173,789

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $168,831,150)		314,324,222
Other Assets in Excess of Liabilities: 0.0% [3]		51,013
TOTAL NET ASSETS: 100.0%		$314,375,235

[1]	Non-income producing security.
[2]	Seven-day yield as of July 31, 2018.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2018 (Unaudited)
The Congress Large Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$313,150,433	$-	$-	$313,150,433
Short-Term Investments	1,173,789	-	-	1,173,789
Total Investments in Securities	$314,324,222	$-	$-	$314,324,222

It is the Funds' policy to recognize transfers between levels at the end of each Fund's reporting period. There were no transfers made into or out of Levels 1, 2, or 3 for the period ended July 31, 2018.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Auto Components: 1.6%
185,000	LCI Industries	$17,010,750

Banks: 2.4%
250,000	First Republic Bank	24,715,000

Building Products: 5.1%
300,000	Allegion PLC	24,462,000
130,000	Lennox International, Inc.	28,220,400
		52,682,400
Capital Markets: 2.4%
275,000	Raymond James Financial, Inc.	25,187,250

Chemicals: 2.0%
160,000	International Flavors & Fragrances, Inc.	21,241,600

Commercial Services & Supplies: 6.4%
170,000	Cintas Corp.	34,761,600
550,000	Copart, Inc. [1]	31,564,500
		66,326,100
Containers & Packaging: 2.7%
240,000	Avery Dennison Corp.	27,523,200

Distributors: 2.6%
175,000	Pool Corp.	26,818,750

Electronic Equipment, Instruments & Components: 6.7%
500,000	Cognex Corp.	26,390,000
110,000	IPG Photonics Corp. [1]	18,044,400
115,000	Littelfuse, Inc.	24,934,300
		69,368,700
Food Products: 5.3%
450,000	Lamb Weston Holdings, Inc.	31,621,500
200,000	McCormick & Company, Inc. [2]	23,508,000
		55,129,500
Health Care Equipment & Supplies: 8.3%
110,000	The Cooper Companies, Inc.	28,655,000
250,000	ResMed, Inc.	26,445,000
275,000	STERIS PLC	31,479,250
		86,579,250
Health Care Providers & Services: 2.0%
260,000	Henry Schein, Inc. [1]	20,646,600

Hotels, Restaurants & Leisure: 4.8%
300,000	Hyatt Hotels Corp. - Class A	23,469,000
425,000	Texas Roadhouse, Inc.	26,707,000
		50,176,000

Household Products: 2.3%
435,000	Church & Dwight Co., Inc.	24,316,500

IT Services: 4.9%
750,000	Genpact Ltd.	22,785,000
210,000	Jack Henry & Associates, Inc.	28,287,000
		51,072,000
Life Sciences Tools & Services: 4.8%
220,000	Charles River Laboratories International, Inc. [1]	27,346,000
37,500	Mettler-Toledo International, Inc. [1]	22,219,125
		49,565,125
Machinery: 6.9%
385,000	Barnes Group, Inc.	26,122,250
130,000	Snap-on, Inc.	22,046,700
300,000	Xylem, Inc.	22,968,000
		71,136,950
Pharmaceuticals: 2.5%
150,000	Jazz Pharmaceuticals PLC [1]	25,962,000

Road & Rail: 2.4%
170,000	Old Dominion Freight Line, Inc.	24,956,000

Semiconductors & Semiconductor Equipment: 4.7%
210,000	MKS Instruments, Inc.	19,803,000
220,000	Monolithic Power Systems, Inc.	29,189,600
		48,992,600
Software: 9.7%
225,000	Paycom Software, Inc. [1]	23,906,250
266,425	Qualys, Inc. [1]	23,205,618
500,000	SS&C Technologies Holdings, Inc.	26,535,000
300,000	Synopsys, Inc. [1]	26,829,000
		100,475,868
Specialty Retail: 3.3%
225,000	Burlington Stores, Inc. [1]	34,382,250

Textiles, Apparel & Luxury Goods: 5.5%
255,000	Carter's, Inc.	26,731,650
200,000	PVH Corp.	30,704,000
		57,435,650
TOTAL COMMON STOCKS
(Cost $803,176,345)		1,031,700,043

SHORT-TERM INVESTMENTS: 0.7%
Money Market Funds: 0.7%
6,755,231	First American Treasury Obligations Fund - Institutional Class, 1.794% [3]	6,755,231
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,755,231)		6,755,231

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $809,931,576)	1,038,455,274
Other Assets in Excess of Liabilities: 0.0% [4]	445,384
TOTAL NET ASSETS: 100.0%	$1,038,900,658

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Seven-day yield as of July 31, 2018.
[4]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2018 (Unaudited)
The Congress Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,031,700,043	$-	$-	$1,031,700,043
Short-Term Investments	6,755,231	-	-	6,755,231
Total Investments in Securities	$1,038,455,274	$-	$-	$1,038,455,274

It is the Funds' policy to recognize transfers between levels at the end of each Fund's reporting period. There were no transfers made into or out of Levels 1, 2, or 3 for the period ended July 31, 2018.

CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.0%
Aerospace & Defense: 1.9%
38,000	Mercury Systems, Inc. [1]	$1,585,740

Auto Components: 3.8%
23,000	Fox Factory Holding Corp. [1]	1,143,100
21,758	LCI Industries	2,000,648
		3,143,748
Banks: 1.2%
37,000	CenterState Bank Corp.	1,026,750

Biotechnology: 5.3%
23,000	Emergent BioSolutions, Inc. [1]	1,250,050
26,438	Global Blood Therapeutics, Inc. [1]	1,105,108
9,300	Ligand Pharmaceuticals, Inc. [1]	2,030,469
		4,385,627
Building Products: 5.8%
30,000	AAON, Inc.	1,132,500
48,156	Trex Company, Inc. [1]	3,743,647
		4,876,147
Capital Markets: 1.1%
22,467	Cohen & Steers, Inc.	941,143

Chemicals: 2.7%
22,193	Balchem Corp.	2,225,736

Communications Equipment: 0.6%
1,975	Arista Networks, Inc. [1]	505,067

Diversified Consumer Services: 4.3%
13,632	Bright Horizons Family Solutions, Inc. [1]	1,458,488
18,500	Grand Canyon Education, Inc. [1]	2,155,805
		3,614,293
Electronic Equipment, Instruments & Components: 4.2%
11,239	Littelfuse, Inc.	2,436,840
9,000	Rogers Corp. [1]	1,049,130
		3,485,970
Health Care Equipment & Supplies: 9.7%
18,000	Inogen, Inc. [1]	3,586,500
48,555	Merit Medical Systems, Inc. [1]	2,636,537
22,300	Neogen Corp. [1]	1,837,520
		8,060,557
Health Care Providers & Services: 3.6%
40,597	Acadia Healthcare Co., Inc. [1]	1,602,770
22,790	AMN Healthcare Services, Inc. [1]	1,378,795
		2,981,565

Hotels, Restaurants & Leisure: 5.4%
23,427	Choice Hotels International, Inc.	1,817,935
50,000	Ruth's Hospitality Group, Inc.	1,447,500
4,362	Vail Resorts, Inc.	1,207,707
		4,473,142
Household Durables: 1.3%
12,000	SodaStream International Ltd. [1]	1,047,600

Internet Software & Services: 4.6%
27,117	j2 Global, Inc.	2,300,606
18,000	The Trade Desk, Inc. - Class A [1]	1,517,760
		3,818,366
IT Services: 2.4%
40,544	WNS Holdings Ltd. - ADR [1]	1,972,871

Life Sciences Tools & Services: 5.4%
15,063	Charles River Laboratories International, Inc. [1]	1,872,331
25,187	PRA Health Sciences, Inc. [1]	2,648,161
		4,520,492
Machinery: 5.4%
23,500	ESCO Technologies, Inc.	1,462,875
11,500	RBC Bearings, Inc. [1]	1,671,870
13,379	Standex International Corp.	1,386,733
		4,521,478
Personal Products: 3.5%
48,584	Inter Parfums, Inc.	2,924,757

Professional Services: 2.5%
23,041	ASGN, Inc. [1]	2,080,602

Road & Rail: 1.4%
16,092	Saia, Inc. [1]	1,212,532

Semiconductors & Semiconductor Equipment: 7.0%
23,000	CEVA, Inc. [1]	692,300
68,423	Integrated Device Technology, Inc. [1]	2,355,804
23,800	Power Integrations, Inc.	1,701,700
20,000	Silicon Motion Technology Corp. - ADR	1,067,400
		5,817,204
Software: 6.2%
34,559	CyberArk Software Ltd. [1]	2,098,077
14,000	Paycom Software, Inc. [1]	1,487,500
21,000	RingCentral, Inc. - Class A [1]	1,548,750
		5,134,327
Specialty Retail: 4.9%
15,343	The Children's Place, Inc.	1,885,655
23,000	Five Below, Inc. [1]	2,234,680
		4,120,335
Textiles, Apparel & Luxury Goods: 2.3%
20,500	Oxford Industries, Inc.	1,888,460

Thrifts & Mortgage Finance: 1.4%
5,000	LendingTree, Inc. [1]	1,194,000

Trading Companies & Distributors: 1.1%
10,000	SiteOne Landscape Supply, Inc. [1]	891,600

TOTAL COMMON STOCKS
(Cost $51,599,565)		82,450,109

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
665,051	First American Treasury Obligations Fund - Institutional Class, 1.794% [2]	665,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $665,051)		665,051

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $52,264,616)		83,115,160
Other Assets in Excess of Liabilities: 0.2%		178,781
TOTAL NET ASSETS: 100.0%		$83,293,941

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Seven-day yield as of July 31, 2018.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2018 (Unaudited)
The Congress Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$82,450,109	$-	$-	$82,450,109
Short-Term Investments	665,051	-	-	665,051
Total Investments in Securities	$83,115,160	$-	$-	$83,115,160

It is the Funds' policy to recognize transfers between levels at the end of each Fund's reporting period. There were no transfers made into or out of Levels 1, 2, or 3 for the period ended July 31, 2018.

CONGRESS SMID CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Air Freight & Logistics: 4.1%
10,500	XPO Logistics, Inc. [1]	$1,047,060

Banks: 7.5%
20,300	Bank of the Ozarks	830,270
69,200	Huntington Bancshares, Inc.	1,068,448
		1,898,718
Building Products: 3.6%
50,500	Builders FirstSource, Inc. [1]	905,465

Chemicals: 3.3%
9,000	Albemarle Corp.	847,800

Communications Equipment: 3.8%
14,800	NETGEAR, Inc. [1]	974,580

Construction & Engineering: 4.0%
22,000	MasTec, Inc. [1]	1,024,100

Diversified Telecommunication Services: 4.3%
29,800	Zayo Group Holdings, Inc. [1]	1,105,282

Equity Real Estate Investment Trusts: 3.9%
2,250	Equinix, Inc.	988,380

Food & Staples Retailing: 4.1%
29,000	Performance Food Group Co. [1]	1,039,650

Health Care Equipment & Supplies: 8.1%
2,650	ABIOMED, Inc. [1]	939,504
4,100	Teleflex, Inc.	1,118,111
		2,057,615
Hotels, Restaurants & Leisure: 16.4%
9,700	Darden Restaurants, Inc.	1,037,318
20,400	Norwegian Cruise Line Holdings Ltd. [1]	1,020,612
16,600	Six Flags Entertainment Corp.	1,078,170
3,750	Vail Resorts, Inc.	1,038,263
		4,174,363
Industrial Conglomerates: 4.8%
10,000	Carlisle Companies, Inc.	1,228,400

IT Services: 4.2%
16,700	InterXion Holding NV [1]	1,083,496

Pharmaceuticals: 4.6%
13,500	Zoetis, Inc.	1,167,480

Road & Rail: 5.0%
6,400	Canadian Pacific Railway Ltd.	1,269,376

Semiconductors & Semiconductor Equipment: 8.3%
4,300	Broadcom, Inc.	953,611
4,750	NVIDIA Corp.	1,163,085
		2,116,696
Software: 4.0%
16,200	Fortinet, Inc. [1]	1,019,142

Trading Companies & Distributors: 3.6%
6,250	United Rentals, Inc. [1]	930,000

TOTAL COMMON STOCKS
(Cost $18,065,312)		24,877,603

SHORT-TERM INVESTMENTS: 2.4%
Money Market Funds: 2.4%
600,204	First American Treasury Obligations Fund - Institutional Class, 1.794% [2]	600,204
TOTAL SHORT-TERM INVESTMENTS
(Cost $600,204)		600,204

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $18,665,516)		25,477,807
Liabilities in Excess of Other Assets: 0.0% [3]		(9,103)
TOTAL NET ASSETS: 100.0%		$25,468,704

[1]	Non-income producing security.
[2]	Seven-day yield as of July 31, 2018.
[3]	Does not rount to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2018 (Unaudited)
The Congress SMid Core Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,877,603	$-	$-	$24,877,603
Short-Term Investments	600,204	-	-	600,204
Total Investments in Securities	$25,477,807	$-	$-	$25,477,807

It is the Funds' policy to recognize transfers between levels at the end of each Fund's reporting period. There were no transfers made into or out of Levels 1, 2, or 3 for the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                               Elaine E. Richards, President/Principal Executive Officer

Date                                               September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                               September 27, 2018

By (Signature and Title) /s/ Aaraon J. Perkovich
                                           Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                               September 27, 2018